2. ACQUISITION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquisition Details
Fair Value of Tangible Assets acquired	$ 7,941,000
Intangible assets, subject to amortization	4,975,000
Goodwill	162,000
Liabilities assumed	(660,000)
Total	$ 12,418,000